Property, Plant and Equipment - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure Of Property Plant And Equipment [Line Items]
Property plant and equipment impairment indicators	no impairment indicators
Impairment on property,plant and equipment	€ 0
Borrowing costs capitalised	€ 2,290,000
Capitalised borrowing costs rate	4.60%
Investments in property plant and equipment unpaid	€ 50,600,000		€ 62,700,000
Ongoing Investments Net of Expected Contribution from BARDA
Disclosure Of Property Plant And Equipment [Line Items]
Total amount of committed orders	136,500,000		€ 270,000,000
Land and Buildings
Disclosure Of Property Plant And Equipment [Line Items]
Increase in property, plant and equipment	8,281,000
Plant and Machinery
Disclosure Of Property Plant And Equipment [Line Items]
Increase in property, plant and equipment	87,216,000
Manufacturing Capacity for Standard and EZ-Fill
Disclosure Of Property Plant And Equipment [Line Items]
Increase in property, plant and equipment	19,145,000
Manufacturing Capacity for Standard and EZ-Fill | Top of Range | BARDA
Disclosure Of Property Plant And Equipment [Line Items]
Government grants	€ 85,000,000	$ 95